Stockholders (Deficit) Equity - Common Stock Shares (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class A ordinary shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	200,000,000	200,000,000
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)	0	0
Common shares, shares outstanding (in shares)	0	0
Aggregated shares issued upon converted basis (in percent)	20.00%
Class A Common Stock Subject to Redemption
Class of Stock [Line Items]
Class A common stock subject to possible redemption, issued (in shares)	27,600,000
Class A common stock subject to possible redemption, outstanding (in shares)	27,600,000
Class B Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	20,000,000	20,000,000
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)	6,900,000	6,900,000
Common shares, shares outstanding (in shares)	6,900,000	6,900,000